Prospectus March 1, 2018

International  and Global Equity Funds

Fund	Institutional Class
Wells Fargo Asia Pacific Fund	WFPIX
Wells Fargo Diversified International Fund	WFISX
Wells Fargo Emerging Markets Equity Fund	EMGNX
Wells Fargo Emerging Markets Equity Income Fund	EQIIX
Wells Fargo Global Small Cap Fund	EKGIX
Wells Fargo International Equity Fund	WFENX
Wells Fargo Intrinsic World Equity Fund	EWENX

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Anyone who tells you otherwise is committing a crime.

Fund shares are NOT deposits or other obligations of, or guaranteed by, Wells Fargo Bank, N.A., its affiliates or any other depository institution. Fund shares are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation or any other government agency and may lose value.

Asia Pacific Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	1.00%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.33%
Total Annual Fund Operating Expenses	1.33%
Fee Waivers	(0.08)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.25%
1.

The Manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$127
3 Years	$414
5 Years	$721
10 Years	$1,594

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in Asia Pacific Basin equity securities.

We invest principally in equity securities of companies in the Asia Pacific Basin. We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin includes, among other countries, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging market countries. We may use participation notes, which are a type of derivative.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio by seeking both growth and value opportunities in stocks of any market capitalization.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+25.66%
Lowest Quarter: 3rd Quarter 2008	-27.80%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	36.23%	9.97%	3.06%
Institutional Class (after taxes on distributions)	7/30/2010	36.17%	9.61%	2.70%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	20.89%	7.94%	2.36%
MSCI AC Asia Pacific Index (Net) (reflects no deduction for fees, expenses, or taxes)		31.67%	8.68%	3.48%
1.

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/1994 Alison Shimada, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Diversified International Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.46%
Fee Waivers	(0.46)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.00%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.99% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$102
3 Years	$417
5 Years	$754
10 Years	$1,707

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of foreign issuers, and

■

up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries and may invest in equity securities of any market capitalization. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan Partners)
 Artisan Partners employs a fundamental stock selection process to identify long-term growth opportunities to build a portfolio of non-U.S. growth companies of any market capitalization. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan Partners may sell a stock when Artisan Partners thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
 LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the Fund's benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
 Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across any market capitalization. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year

Highest Quarter: 2nd Quarter 2009	+22.43%
Lowest Quarter: 4th Quarter 2008	-20.85%

Average Annual Total Returns for the periods ended 12/31/2017
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/31/2006	26.18%	7.82%	1.88%
Institutional Class (after taxes on distributions)	8/31/2006	25.39%	7.34%	1.16%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/31/2006	15.91%	6.24%	1.47%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		25.03%	7.90%	1.94%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Ph.D., Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Emerging Markets Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.02%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.20%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.23%
Fee Waivers	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.20%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.19% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$122
3 Years	$387
5 Years	$673
10 Years	$1,486

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in emerging market equity securities.

We invest principally in equity or other listed securities of emerging market companies. We consider emerging market companies to include companies that are traded in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. We may use futures to manage risk or to enhance return. The Fund may have exposure to stocks across any capitalizations and styles and will be diversified across countries and sectors.

Utilizing a bottom-up stock selection process, we seek to invest in quality companies at prices below their intrinsic value. From the available stock universe we focus only on those quality companies that are able to sustain high profitability over a long period of time for reasons we can understand. Such companies not only create value for investors from profitable investment of retained earnings and dividend payout, but also preserve value and protect investors from the risk of permanent capital loss. Among the characteristics we seek in high-quality companies are strong competitive position, demonstrable financial strength and profitability, quality management dedicated to public shareholders' interest, and favorable growth prospect supported by major long-term trends. We place an equal emphasis on understanding each company's intrinsic value and will only invest when a company's stock trades at a meaningful discount to this value. We do not attempt to anticipate or react to short term market fluctuations, but instead seek to take advantage of periodic market inefficiencies to buy the high quality companies at prices below our assessment of their intrinsic value. We have a disciplined approach to the monitoring and sale of holdings and our decisions to trim or sell out of positions may be triggered when a stock price exceeds its intrinsic value or when there is a material deterioration in the fundamentals of the company.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+31.91%
Lowest Quarter: 3rd Quarter 2008	-24.75%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	34.88%	4.13%	2.90%
Institutional Class (after taxes on distributions)	7/30/2010	34.77%	4.03%	2.55%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	20.05%	3.28%	2.27%
MSCI EM Index (Net) (reflects no deduction for fees, expenses, or taxes)		37.28%	4.35%	1.68%
1.

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Emerging Markets Growth Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Derrick Irwin, CFA, Portfolio Manager/2011 Richard Peck, CFA, Portfolio Manager/2014 Yi (Jerry) Zhang, Ph.D., CFA, Portfolio Manager/2006

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Emerging Markets Equity Income Fund Summary

Investment Objective

The Fund seeks to achieve long-term capital appreciation and current income.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	1.05%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.32%
Fee Waivers	(0.09)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	1.23%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.22% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$125
3 Years	$409
5 Years	$715
10 Years	$1,582

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

■

across any market capitalization.

We consider emerging market countries to be, among others, countries included in the MSCI Emerging Markets Index.
We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year

Highest Quarter: 1st Quarter 2017	+10.21%
Lowest Quarter: 3rd Quarter 2015	-14.75%

Average Annual Total Returns for the periods ended 12/31/2017
	Inception Date of Share Class	1 Year	5 Year	Performance Since 5/31/2012
Institutional Class (before taxes)	5/31/2012	24.97%	4.08%	7.17%
Institutional Class (after taxes on distributions)	5/31/2012	24.67%	3.29%	6.28%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	5/31/2012	14.81%	3.06%	5.55%
MSCI EM Index (Net) (reflects no deduction for fees, expenses, or taxes)		37.28%	4.35%	7.03%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Anthony L.T. Cragg, Portfolio Manager/2012 Alison Shimada, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Global Small Cap Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.95%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.22%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.16%
1.

The Manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 1.15% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$118
3 Years	$381
5 Years	$665
10 Years	$1,472

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of small-capitalization companies;

■

in the securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

■

up to 10% of the Fund's total assets in emerging market equity securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the S&P Developed SmallCap Index at the time of purchase. The market capitalization range of the S&P Developed SmallCap Index was approximately $26.12 million to $17.21 billion, as of January 31, 2018, and is expected to change frequently. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or forward foreign currency contracts to manage risk or to enhance return.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, have flexible balance sheets, sustainable cash flows and that are undervalued companies relative to an assessment of their intrinsic value. We believe the global small-capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year1

Highest Quarter: 3rd Quarter 2009	+21.56%
Lowest Quarter: 3rd Quarter 2011	-24.46%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	24.53%	13.55%	6.71%
Institutional Class (after taxes on distributions)	7/30/2010	20.81%	11.19%	5.56%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	16.09%	10.29%	5.15%
S&P Developed SmallCap Index (reflects no deduction for fees, expenses, or taxes)		23.31%	13.42%	7.05%
1.

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Global Opportunities Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Oleg Makhorine, Portfolio Manager/2012 Robert Rifkin, CFA, Portfolio Manager/2014 James M. Tringas, CFA, CPA, Portfolio Manager/2008 Bryant VanCronkhite, CFA, CPA, Portfolio Manager/2013

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

International Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.27%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.13%
Fee Waivers	(0.23)%
Total Annual Fund Operating Expenses After Fee Waiver[2]	0.90%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.

The Manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.89% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$92
3 Years	$336
5 Years	$600
10 Years	$1,354

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 59% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of foreign issuers;

■

up to 30% of the Fund's total assets in emerging market equity securities; and

■

in securities of at least three different countries including the U.S.

The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures or forward foreign currency contracts to manage risk or to enhance return.

We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market. We may purchase securities across any market capitalization.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year1

Highest Quarter: 3rd Quarter 2009	+18.29%
Lowest Quarter: 3rd Quarter 2011	-21.95%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	3/9/1998	24.37%	8.86%	1.66%
Institutional Class (after taxes on distributions)	3/9/1998	23.24%	8.09%	1.16%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	3/9/1998	14.54%	6.91%	1.29%
MSCI ACWI ex USA Index (Net) (reflects no deduction for fees, expenses, or taxes)		27.19%	6.80%	1.84%
1.	Historical performance shown for the Institutional Class of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen International Equity Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Intrinsic World Equity Fund Summary

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	1.14%
Fee Waivers	(0.19)%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.95%
1.

The Manager has contractually committed through February 28, 2019, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the expense cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$97
3 Years	$343
5 Years	$609
10 Years	$1,369

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country;

■

between 30% and 70% of the Fund's total assets in equity securities of U.S. companies; and

■

up to 20% of the Fund's total assets in emerging market equity securities.

We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of approximately 40 to 60 companies located worldwide, diversifying fund holdings across sectors, industries and countries. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets and in stocks of any market capitalization.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities over the next three to five years. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. We may invest in any sector or country, and at times we may emphasize one or more particular sectors or countries.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's website at wellsfargofunds.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year1

Highest Quarter: 2nd Quarter 2009	+25.27%
Lowest Quarter: 4th Quarter 2008	-18.85%

Average Annual Total Returns for the periods ended 12/31/2017[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	7/30/2010	25.64%	10.66%	6.31%
Institutional Class (after taxes on distributions)	7/30/2010	23.17%	9.02%	5.12%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	7/30/2010	16.54%	8.26%	4.86%
MSCI World Index (Net) (reflects no deduction for fees, expenses, or taxes)		22.40%	11.64%	5.03%
1.

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund's predecessor, Evergreen Intrinsic World Equity Fund.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Managers, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	Amit Kumar, Portfolio Manager/2017 Jean-Baptiste Nadal, CFA, Portfolio Manager/2016 Jen Robertson, CFA, Portfolio Manager/2017

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 8266 Boston, MA 02266-8266 Online: wellsfargofunds.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary's website for more information.

Details About the Funds

Asia Pacific Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in Asia Pacific Basin equity securities.

We invest principally in equity securities of companies in the Asia Pacific Basin. We define Asia Pacific Basin securities as securities: (1) issued by companies with their principal place of business or principal office in the Asia Pacific Basin; (2) issued by companies for which the principal securities trading market is in the Asia Pacific Basin; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in the Asia Pacific Basin or that have at least 50% of their assets in the Asia Pacific Basin. The Asia Pacific Basin includes, among other countries, Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam, some of which may be considered emerging market countries. We may use participation notes, which are a type of derivative.

We look for companies with the potential for above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio by seeking both growth and value opportunities in stocks of any market capitalization.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Emerging Markets Risk ■ Foreign Investment Risk ■ Geographic Emphasis Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk ■ Participation Notes Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Diversified International Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of foreign issuers, and

■

up to 20% of the Fund's total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries and may invest in equity securities of any market capitalization. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Artisan Partners Limited Partnership (Artisan Partners)
 Artisan Partners employs a fundamental stock selection process to identify long-term growth opportunities to build a portfolio of non-U.S. growth companies of any market capitalization. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan Partners may sell a stock when Artisan Partners thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
 LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market's low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock's relative portfolio weight has appreciated significantly (relative to the Fund's benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
 Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across any market capitalization. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock's fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Emerging Markets Risk ■ Foreign Currency Contracts Risk ■ Foreign Investment Risk ■ Futures Contracts Risk ■ Growth/Value Investing Risk	■ Management Risk ■ Market Risk ■ Multi-Manager Management Risk ■ Options Risk ■ Participation Notes Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Emerging Markets Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in emerging market equity securities.

We invest principally in equity or other listed securities of emerging market companies. We consider emerging market companies to include companies that are traded in, have their primary operations in, are domiciled in or derive a majority of their revenue from emerging market countries as defined by the MSCI Emerging Markets Index. We may use futures to manage risk or to enhance return. The Fund may have exposure to stocks across any capitalizations and styles and will be diversified across countries and sectors.

Utilizing a bottom-up stock selection process, we seek to invest in quality companies at prices below their intrinsic value. From the available stock universe we focus only on those quality companies that are able to sustain high profitability over a long period of time for reasons we can understand. Such companies not only create value for investors from profitable investment of retained earnings and dividend payout, but also preserve value and protect investors from the risk of permanent capital loss. Among the characteristics we seek in high-quality companies are strong competitive position, demonstrable financial strength and profitability, quality management dedicated to public shareholders' interest, and favorable growth prospect supported by major long-term trends. We place an equal emphasis on understanding each company's intrinsic value and will only invest when a company's stock trades at a meaningful discount to this value. We do not attempt to anticipate or react to short term market fluctuations, but instead seek to take advantage of periodic market inefficiencies to buy the high quality companies at prices below our assessment of their intrinsic value. We have a disciplined approach to the monitoring and sale of holdings and our decisions to trim or sell out of positions may be triggered when a stock price exceeds its intrinsic value or when there is a material deterioration in the fundamentals of the company.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Emerging Markets Risk ■ Foreign Investment Risk ■ Futures Contracts Risk	■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Emerging Markets Equity Income Fund

Investment Objective

The Fund seeks to achieve long-term capital appreciation and current income.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of companies in emerging market countries; and

■

across any market capitalization.

We consider emerging market countries to be, among others, countries included in the MSCI Emerging Markets Index.
We look for companies with a sustainable high dividend yield backed by strong company financials and fundamentals, including above-average sales and earnings growth, overall financial strength, competitive advantages, and capable management. We may sell a holding when it no longer has some or all of these traits. Our investment strategy includes both a top-down strategy, which takes account of overall economic and market trends in each country, and a bottom-up strategy, in which we use fundamental research for security selection. In order to take advantage of the wide range of possible opportunities in a variety of markets at different stages of economic development, we construct the portfolio with the potential for maximum portfolio dividend yield while maintaining a controlled level of risk.

We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Emerging Markets Risk ■ Foreign Currency Contracts Risk ■ Foreign Investment Risk	■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Global Small Cap Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's total assets in equity securities of small-capitalization companies;

■

in the securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country; and

■

up to 10% of the Fund's total assets in emerging market equity securities.

We invest principally in equity securities of small-capitalization companies, which we define as companies with market capitalizations within the range of the S&P Developed SmallCap Index at the time of purchase. The market capitalization range of the S&P Developed SmallCap Index was approximately $26.12 million to $17.21 billion, as of January 31, 2018, and is expected to change frequently. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. Furthermore, we may use futures, options or forward foreign currency contracts to manage risk or to enhance return.
In selecting equity investments for the Fund, the portfolio managers attempt to identify companies that are well managed, have flexible balance sheets, sustainable cash flows and that are undervalued companies relative to an assessment of their intrinsic value. We believe the global small-capitalization markets are inefficient and that stocks are often inappropriately valued. Our process utilizes both fundamentally based, bottom-up techniques with top-down, industry and sector analysis to identify global opportunities. We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio. We reserve the right to hedge the portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Emerging Markets Risk ■ Foreign Currency Contracts Risk ■ Foreign Investment Risk ■ Futures Contracts Risk ■ Geographic Emphasis Risk	■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk ■ Options Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

International Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of foreign issuers;

■

up to 30% of the Fund's total assets in emerging market equity securities; and

■

in securities of at least three different countries including the U.S.

The types of securities in which we normally invest include common stock, preferred stock, rights, warrants and American Depositary Receipts (ADRs). We consider equity securities of foreign issuers (or foreign securities) to be equity securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. We may use futures or forward foreign currency contracts to manage risk or to enhance return.

We use bottom-up stock selection, based on in-depth fundamental research as the cornerstone of our investment process. During each stage of the process, we also consider the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. Sector and country weights result from rather than determine our stock-selection decisions. Our investment process seeks both growth and value opportunities. For growth investments, we target companies that we believe have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, we target companies that we believe are undervalued in the marketplace compared to their intrinsic value. Additionally, we seek to identify catalysts that will unlock value, which will then be recognized by the market. We may purchase securities across any market capitalization.

We conduct ongoing review, research, and analysis of our portfolio holdings. We may sell a stock if it achieves our investment objective for the position, if a stock's fundamentals or price change significantly, if we change our view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund's portfolio.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Derivatives Risk ■ Emerging Markets Risk ■ Foreign Currency Contracts Risk ■ Foreign Investment Risk ■ Futures Contracts Risk	■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Intrinsic World Equity Fund

Investment Objective

The Fund seeks long-term capital appreciation.

The Fund's Board of Trustees can change this investment objective without a shareholder vote.

Principal Investment Strategies

Under normal circumstances, we invest:

■

at least 80% of the Fund's net assets in equity securities of companies located in no fewer than three countries, which may include the U.S., and we may invest more than 25% of the Fund's total assets in any one country;

■

between 30% and 70% of the Fund's total assets in equity securities of U.S. companies; and

■

up to 20% of the Fund's total assets in emerging market equity securities.

We invest primarily in developed countries, but may invest up to 20% of the Fund's total assets in emerging market equity securities. We invest principally in equity securities of approximately 40 to 60 companies located worldwide, diversifying fund holdings across sectors, industries and countries. We consider foreign securities to be securities: (1) issued by companies with their principal place of business or principal office or both, as determined in our reasonable discretion, in a country other than the U.S.; or (2) issued by companies for which the principal securities trading market is a country other than the U.S. The Fund may invest in companies located in countries with developed or emerging markets and in stocks of any market capitalization.

We utilize a long-term focus that is intended to take advantage of investment opportunities presented by what we believe are short-term price anomalies in high-quality stocks. We seek to identify companies with established operating histories, financial strength and management expertise, among other factors. We seek stocks that are trading at a discount to what we believe are their intrinsic values. Fundamental research is performed to identify securities for the portfolio with one or more catalysts present that we believe will unlock the intrinsic value of the securities over the next three to five years. These catalysts may include productive use of strong free cash flow, productivity gains, positive change in management or control, innovative or competitively superior products, increasing shareholder focus, or resolution of ancillary problems or misperceptions. We may sell a holding if the value potential is realized, if warning signs emerge of beginning fundamental deterioration or if the valuation is no longer compelling relative to other investment opportunities. We may invest in any sector or country, and at times we may emphasize one or more particular sectors or countries.

We may actively trade portfolio securities, which may lead to higher transaction costs that may affect the Fund's performance. In addition, active trading of portfolio securities may lead to higher taxes if your shares are held in a taxable account.

The Fund may hold some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or make other short-term investments for purposes of maintaining liquidity or for short-term defensive purposes when we believe it is in the best interests of the shareholders to do so. During such periods, the Fund may not achieve its objective.

Principal Investment Risks

The Fund is primarily subject to the risks mentioned below.

■ Emerging Markets Risk ■ Focused Portfolio Risk ■ Foreign Investment Risk ■ Geographic Emphasis Risk	■ Growth/Value Investing Risk ■ Management Risk ■ Market Risk ■ Smaller Company Securities Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund's net asset value and total return. These risks are described in the "Description of Principal Investment Risks" section.

Description of Principal Investment Risks

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. The risks that are most likely to have a material effect on a particular Fund as a whole are called "principal risks." The principal risks for each Fund have been previously identified and are described below. Additional information about the principal risks is included in the Statement of Additional Information.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the derivatives' underlying assets, indexes or rates and the derivatives themselves, which may be magnified by certain features of the derivatives. These risks are heightened when derivatives are used to enhance a Fund's return or as a substitute for a position or security, rather than solely to hedge (or mitigate) the risk of a position or security held by the Fund. The success of a derivative strategy will be affected by the portfolio manager's ability to assess and predict market or economic developments and their impact on the derivatives' underlying assets, indexes or rates and the derivatives themselves. Certain derivative instruments may become illiquid and, as a result, may be difficult to sell when the portfolio manager believes it would be appropriate to do so. Certain derivatives create leverage, which can magnify the impact of a decline in the value of their underlying assets, indexes or rates and increase the volatility of the Fund's net asset value. Certain derivatives (e.g., over-the-counter swaps) are also subject to the risk that the counterparty to the derivative contract will be unwilling or unable to fulfill its contractual obligations, which may cause a Fund to lose money, suffer delays or incur costs arising from holding or selling an underlying asset. Changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under "Foreign Investment Risk" and may be particularly sensitive to global economic conditions. For example, emerging market countries are typically more dependent on exports and are therefore more vulnerable to recessions in other countries. Emerging markets tend to have less developed legal and financial systems and a smaller market capitalization than markets in developed countries. Some emerging markets are subject to greater political instability. Additionally, emerging markets may have more volatile currencies and be more sensitive than developed markets to a variety of economic factors, including inflation. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Focused Portfolio Risk. Changes in the value of a small number of issuers are likely to have a larger impact on a Fund's net asset value than if the Fund held a greater number of issuers.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes. The Fund's gains from positions in foreign currency contracts may accelerate and/or lead to recharacterization of the Fund's income or gains and its distributions to shareholders. The Fund's losses from such positions may also lead to recharacterization of the Fund's income and its distributions to shareholders and may cause a return of capital to Fund shareholders.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Foreign investments may involve exposure to changes in foreign currency exchange rates. Such changes may reduce the U.S. dollar value of the investments. Foreign investments may be subject to additional risks such as potentially higher withholding and other taxes, and may also be subject to greater trade settlement, custodial, and other operational risks than domestic investments. Certain foreign markets may also be characterized by less stringent investor protection and disclosure standards.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Geographic Emphasis Risk. A Fund that invests a significant portion of its assets in one country or geographic region will be more vulnerable than a fund that invests its assets more broadly to the economic, financial, political or other developments affecting that country or region. Such developments may have a significant impact on the Fund's investment performance causing such performance to be more volatile than the investment performance of a more geographically diversified fund.

Growth/Value Investing Risk. Securities that exhibit certain characteristics, such as growth characteristics or value characteristics, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or in securities that exhibit different characteristics.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce the returns expected, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Security markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser. For example, at any particular time a sub-adviser may purchase a security being sold by another sub-adviser, resulting in transaction costs with potentially no change to the Fund's overall portfolio.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk that gains, if any, realized on the position, will be less than the amount paid as premiums to the writer of the option. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments. A Fund that writes covered call options gives up the opportunity to profit from any price increase in the underlying security above the option exercise price while the option is in effect. Options may be more volatile than the underlying instruments. In addition, there may at times be an imperfect correlation between the movement in values of options and their underlying securities and there may at times not be a liquid secondary market for certain options.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate. Moreover, a Fund has no rights under a participation note against the issuer of the underlying security.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies. Smaller companies may have no or relatively short operating histories, limited financial resources or may be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies.

Portfolio Holdings Information

A description of the Wells Fargo Funds' policies and procedures with respect to disclosure of the Wells Fargo Funds' portfolio holdings is available in the Funds' Statement of Additional Information.

Pricing Fund Shares

A Fund's NAV is the value of a single share. The NAV is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day that the NYSE is open, although a Fund may deviate from this calculation time under unusual or unexpected circumstancesThe NAV is calculated separately for each class of shares of a multiple-class Fund. The most recent NAV for each class of a Fund is available at wellsfargofunds.com To calculate the NAV of a Fund's shares, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The price at which a purchase or redemption request is processed is based on the next NAV calculated after the request is received in good order. Generally, NAV is not calculated, and purchase and redemption requests are not processed, on days that the NYSE is closed for trading; however under unusual or unexpected circumstances a Fund may elect to remain open even on days that the NYSE is closed or closes early. To the extent that a Fund's assets are traded in various markets on days when the Fund is closed, the value of the Fund's assets may be affected on days when you are unable to buy or sell Fund shares. Conversely, trading in some of a Fund's assets may not occur on days when the Fund is open.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the Prospectuses of such funds. To the extent a Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the quoted bid price of a security, including a security that trades primarily on a foreign exchange, does not accurately reflect its current market value at the time as of which a Fund calculates its NAV. The closing price or the quoted bid price of a security may not reflect its current market value if, among other things, a significant event occurs after the closing price or quoted bid price but before the time as of which a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systemic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security's market price is still reliable and, if not, what fair market value to assign to the security. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations or evaluated prices from a pricing service or broker-dealer are not readily available.

The fair value of a Fund's securities and other assets is determined in good faith pursuant to policies and procedures adopted by the Fund's Board of Trustees. In light of the judgment involved in making fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate or that it reflects the price that the Fund could obtain for such security if it were to sell the security at the time as of which fair value pricing is determined. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or quoted bid price. See the Statement of Additional Information for additional details regarding the determination of NAVs.

Management of the Funds

The Manager

Wells Fargo Funds Management, LLC ("Funds Management"), headquartered at 525 Market Street, San Francisco, CA 94105, provides advisory and Fund level administrative services to the Funds pursuant to an (the "Management Agreement"). Funds Management is a wholly owned subsidiary of Wells Fargo & Company, a publicly traded diversified financial services company that provides banking, insurance, investment, mortgage and consumer financial services. Funds Management is a registered investment adviser that provides advisory services for registered mutual funds, closed-end funds and other funds and accounts. Funds Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Funds Management is responsible for implementing the investment objectives and strategies of the Funds. Funds Management's investment professionals review and analyze the Funds' performance, including relative to peer funds, and monitor the Funds' compliance with their investment objectives and strategies. Funds Management is responsible for reporting to the Board on investment performance and other matters affecting the Funds. When appropriate, Funds Management recommends to the Board enhancements to Fund features, including changes to Fund investment objectives, strategies and policies. Funds Management also communicates with shareholders and intermediaries about Fund performance and features.
Funds Management is also responsible for providing Fund-level administrative services, which include, among others, providing such services in connection with the Funds' operations; developing and implementing procedures for monitoring compliance with regulatory requirements and compliance with the Funds' investment objectives, policies and restrictions; and providing any other Fund-level administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds' transfer and dividend disbursing agent, custodian and fund accountant.
To assist Funds Management in implementing the investment objectives and strategies of the Funds, Funds Management may contract with one or more sub-advisers to provide day-to-day portfolio management services to the Funds. Funds Management employs a team of investment professionals who identify and recommend the initial hiring of any sub-adviser and oversee and monitor the activities of any sub-adviser on an ongoing basis. Funds Management retains overall responsibility for the investment activities of the Funds.

A discussion regarding the basis for the Board's approval of the Management Agreement and any applicable sub-advisory agreements for each Fund is available in the Fund's Annual report for the period ended October 31st.

For each Fund's most recent fiscal year end, the Management Fee paid to Funds Management pursuant to the Management Agreement, net of any applicable waivers and reimbursements, was as follows:

Management Fees Paid
As a % of average daily net assets
Asia Pacific Fund	0.94%
Diversified International Fund	0.41%
Emerging Markets Equity Fund	1.01%
Emerging Markets Equity Income Fund	0.98%
Global Small Cap Fund	0.93%
International Equity Fund	0.60%
Intrinsic World Equity Fund	0.73%

The Sub-Advisers and Portfolio Managers

The following Sub-Advisers and Portfolio Managers provide day-to-day portfolio management services to the Funds. These services include making purchases and sales of securities and other investment assets for the Funds, selecting broker-dealers, negotiating brokerage commission rates and maintaining portfolio transaction records. The Sub-Advisers are compensated for its services by Funds Management from the fees Funds Management receives for its services as investment Manager to the Funds. The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership of securities in the Funds.

Artisan Partners Limited Partnership ("Artisan Partners"), a registered investment adviser located at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202, serves as the sub-adviser and provides portfolio management services to one or more Funds. Artisan Partners provides investment management services to pension and profit sharing plans, trusts, endowments, foundations, charitable organizations, governmental entities, and investment companies and similar pooled investment vehicles.

Mark L. Yockey, CFA Diversified International Fund

Mr. Yockey joined Artisan Partners in 1995, where he currently serves as a Managing Director and Portfolio Manager for Artisan Partners' non-U.S. growth, non-U.S. small-cap growth and global equity investment strategies.

LSV Asset Management ("LSV"), is a registered investment adviser located at 155 North Wacker Drive, Suite 4600, Chicago, IL 60606. LSV provides investment management services to other mutual funds, corporate clients, endowments and foundations in addition to multi-employer and public investment plans.

Josef Lakonishok, Ph.D. Diversified International Fund	Dr. Lakonishok joined LSV in 1994, where he currently serves as Chief Executive Officer, Chief Investment Officer, Partner and Portfolio Manager.
Puneet Mansharamani, CFA Diversified International Fund	Mr. Mansharamani joined LSV in 2000, where he currently serves as a Partner and Portfolio Manager.
Menno Vermeulen, CFA Diversified International Fund	Mr. Vermeulen joined LSV in 1995, where he currently serves as a Partner and Portfolio Manager.

Wells Capital Management Incorporated ("Wells Capital Management") is a registered investment adviser located at 525 Market Street, San Francisco, CA 94105. Wells Capital Management, an affiliate of Funds Management and indirect wholly owned subsidiary of Wells Fargo & Company, is a multi-boutique asset management firm committed to delivering superior investment services to institutional clients, including mutual funds. Wells Capital Management is a part of Wells Fargo Asset Management, the trade name used by the asset management businesses of Wells Fargo & Company.

Anthony L.T. Cragg Asia Pacific Fund Emerging Markets Equity Income Fund	Mr. Cragg joined Wells Capital Management or one of its predecessor firms in 1993, where he currently serves as a Portfolio Manager with the SF Global Emerging Markets team.
Derrick Irwin, CFA Emerging Markets Equity Fund	Mr. Irwin joined Wells Capital Management or one of its predecessor firms in 2005, where he currently serves as a Portfolio Manager with the Berkeley Street Emerging Markets Equity team.
Amit Kumar Intrinsic World Equity Fund

Mr. Kumar joined Wells Capital Management or one of its predecessor firms in 2013, where he currently serves as an Associate Portfolio Manager and Senior Analyst with the MetWest Capital Equity team. Prior to joining Wells Capital Management, Mr. Kumar was a portfolio manager/analyst with the Teacher Retirement System of Texas.

Venkateshwar (Venk) Lal Diversified International Fund International Equity Fund

Mr. Lal joined Wells Capital Management in 2012, where he currently serves as a Portfolio Manager. Prior to joining Wells Capital Management, Mr. Lal was a Partner and head of risk and trading at EverKey Global Partners, an investment firm he co-founded in 2007.

Oleg Makhorine Global Small Cap Fund	Mr. Makhorine joined Wells Capital Management or one of its predecessor firms in 2005. He currently serves as a Portfolio Manager on the Special Global Equity team.
Jean-Baptiste Nadal, CFA Intrinsic World Equity Fund	Mr. Nadal joined Wells Capital Management or one of its predecessor firms in 2011, where he serves as Team Lead and Senior Portfolio Manager for the MetWest Capital Equity team.
Richard Peck, CFA Emerging Markets Equity Fund	Mr. Peck joined Wells Capital Management in 2010, where he currently serves as a Portfolio Manager with the Berkeley Street Emerging Markets Equity team.
Robert Rifkin, CFA Global Small Cap Fund	Mr. Rifkin joined Wells Capital Management or one of its predecessor firms in 1997, where he currently serves as a Portfolio Manager for the Special Global Equity team.
Jen Robertson, CFA Intrinsic World Equity Fund

Ms. Robertson joined Wells Capital Management or one of its predecessor firms in 2011, where she currently serves as an Associate Portfolio Manager and Senior Analyst with the MetWest Capital Equity team.

Alison Shimada Asia Pacific Fund Emerging Markets Equity Income Fund	Ms. Shimada joined Wells Capital Management in 2003, where she currently serves as a Portfolio Manager with the SF Global Emerging Markets team.
James M. Tringas, CFA, CPA Global Small Cap Fund	Mr. Tringas joined Wells Capital Management or one of its predecessor firms in 1994, where he currently serves as a Managing Director and Senior Portfolio Manager with the Special Global Equity team.
Bryant VanCronkhite, CFA, CPA Global Small Cap Fund	Mr. VanCronkhite joined Wells Capital Management in 2004, where he currently serves as a Managing Director and Senior Portfolio Manager with the Special Global Equity team.
Dale A. Winner, CFA Diversified International Fund International Equity Fund

Mr. Winner joined Wells Capital Management in 2012, where he is a Senior Portfolio Manager. Prior to joining Wells Capital Management, Mr. Winner was a Partner and portfolio manager at EverKey Global Partners, an investment firm he co-founded in 2007.

Yi (Jerry) Zhang, Ph.D., CFA Emerging Markets Equity Fund	Mr. Zhang joined Wells Capital Management or one of its predecessor firms in 2004, where he currently serves as a Senior Portfolio Manager and Head of the Berkeley Street Emerging Markets Equity team.

Multi-Manager Arrangement

The Funds and Funds Management have obtained an exemptive order from the SEC that permits Funds Management, subject to Board approval, to select certain sub-advisers and enter into or amend sub-advisory agreements with them, without obtaining shareholder approval. The SEC order extends to sub-advisers that are not otherwise affiliated with Funds Management or the Funds, as well as sub-advisers that are wholly-owned subsidiaries of Funds Management or of a company that wholly owns Funds Management ("Multi-Manager Sub-Advisers").

Pursuant to the order, Funds Management, with Board approval, may hire or replace Multi-Manager Sub-Advisers for each Fund that is eligible to rely on the order. Funds Management, subject to Board oversight, has the responsibility to oversee Multi-Manager Sub-Advisers and to recommend their hiring, termination and replacement. If a new sub-adviser is hired for a Fund pursuant to the order, the Fund is required to notify shareholders within 90 days. The Funds are not required to disclose the individual fees that Funds Management pays to a Multi-Manager Sub-Adviser.

Account Information

Share Class Eligibility

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. The following investors may purchase Institutional shares and are not subject to a minimum initial investment amount except as noted below:

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Employee benefit plan programs;

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Broker-dealer managed account or wrap programs that charge an asset-based fee;

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Registered investment adviser mutual fund wrap programs or other accounts that charge a fee for advisory, investment, consulting or similar services;

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Private bank and trust company managed accounts or wrap programs that charge an asset-based fee;

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Internal Revenue Code Section 529 college savings plan accounts;

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Funds of funds, including those advised by Funds Management;

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Investment Management and Trust Departments of Wells Fargo & Company purchasing shares on behalf of their clients;

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Endowments, non-profits, and charitable organizations who invest a minimum initial investment amount of $500,000 in a Fund;

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Any other institutions or customers of intermediaries who invest a minimum initial investment amount of $1 million in a Fund;

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Individual investors who invest a minimum initial investment amount of $1 million directly in a Fund; and

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Certain investors and related accounts as detailed in the Statement of Additional Information.

Eligibility requirements for Institutional shares may be modified or discontinued at any time.

Your Fund may offer other classes of shares in addition to those offered through this Prospectus. You may be eligible to invest in one or more of these other classes of shares. Each share class bears varying expenses and may differ in other features. Consult your financial professional for more information regarding a Fund's available share classes.

The information in this Prospectus is not intended for distribution to, or use by, any person or entity in any non-U.S. jurisdiction or country where such distribution or use would be contrary to any law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

Share Class Features

The table below summarizes the key features of the share class offered through this Prospectus.

Institutional Class
Front-End Sales Charge	None
Contingent Deferred Sales Charge (CDSC)	None
Ongoing Distribution (12b-1) Fees	None

Compensation to Financial Professionals and Intermediaries

In addition to dealer reallowances and payments made by certain classes of each Fund for distribution and shareholder servicing, the Fund's manager, the distributor or their affiliates make additional payments ("Additional Payments") to certain financial professionals and intermediaries for selling shares and providing shareholder services, which include broker-dealers and 401(k) service providers and record keepers. These Additional Payments, which may be significant, are paid by the Fund's manager, the distributor or their affiliates, out of their revenues, which generally come directly or indirectly from Fund fees.
In return for these Additional Payments, each Fund's manager and distributor expect the Fund to receive certain marketing or servicing considerations that are not generally available to mutual funds whose sponsors do not make such payments. Such considerations are expected to include, without limitation, placement of the Fund on a list of mutual funds offered as investment options to the intermediary's clients (sometimes referred to as "Shelf Space"); access to the intermediary's financial professionals; and/or ability to assist in training and educating the intermediary's financial professionals.
The Additional Payments may create potential conflicts of interest between an investor and a financial professional or intermediary who is recommending or making available a particular mutual fund over other mutual funds. Before investing, you should consult with your financial professional and review carefully any disclosure by the intermediary as to what compensation the intermediary receives from mutual fund sponsors, as well as how your financial professional is compensated.
The Additional Payments are typically paid in fixed dollar amounts, based on the number of customer accounts maintained by an intermediary, or based on a percentage of sales and/or assets under management, or a combination of the above. The Additional Payments are either up-front or ongoing or both and differ among intermediaries. Additional Payments to an intermediary that is compensated based on its customers' assets typically range between 0.05% and 0.30% in a given year of assets invested in a Fund by the intermediary's customers. Additional Payments to an intermediary that is compensated based on a percentage of sales typically range between 0.10% and 0.15% of the gross sales of a Fund attributable to the financial intermediary.
More information on the FINRA member firms that have received the Additional Payments described in this section is available in the Statement of Additional Information, which is on file with the SEC and is also available on the  Wells Fargo Funds website at wellsfargofunds.com.

Buying and Selling Fund Shares

For more information regarding buying and selling Fund shares, please visit wellsfargofunds.com. You may buy (purchase) and sell (redeem) Fund shares as follows:

	Opening an Account	Adding to an Account or Selling Fund Shares
Through Your Financial Professional	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.	Contact your financial professional. Transactions will be subject to the terms of your account with your intermediary.
Through Your Retirement Plan	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.	Contact your retirement plan administrator. Transactions will be subject to the terms of your retirement plan account.
Online	New accounts cannot be opened online. Contact your financial professional or retirement plan administrator, or refer to the section on opening an account by mail.

Visit wellsfargofunds.com.

Online transactions are limited to a maximum of $100,000. You may be eligible for an exception to this maximum. Please call Investor Services at
1-800-222-8222 for more information.

By Telephone	Call Investor Services at 1-800-222-8222. Available only if you have another Wells Fargo Fund account with your bank information on file.

Call Investor Services at 1-800-222-8222.

Redemption requests may not be made by phone if the address on your account was changed in the last 15 days. In this event, you must request your redemption by mail. For joint accounts, telephone requests generally require only one of the account owners to call unless you have instructed us otherwise.

By Mail

Complete an account application and submit it according to the instructions on the application.

Account applications are available online at wellsfargofunds.com or by calling Investor Services at 1-800-222-8222.

Send the items required under "Requests in Good Order" below to:

Regular Mail
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Overnight Only
Wells Fargo Funds
c/o DST Asset Manager Solutions, Inc.
30 Dan Road
Canton, MA 02021-2809

Requests in "Good Order". All purchase and redemption requests must be received in "good order." This means that a request generally must include:

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The Fund name(s), share class(es) and account number(s);

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The amount (in dollars or shares) and type (purchase or redemption) of the request;

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If by mail, the signature of each registered owner as it appears in the account application;

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For purchase requests, payment of the full amount of the purchase request (see "Payment" below); and

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Any supporting legal documentation that may be required.

Purchase and redemption requests in good order will be processed at the next NAV calculated after the Fund's transfer agent or an authorized intermediary1 receives your request. If your request is not received in good order, additional documentation may be required to process your transaction. We reserve the right to waive any of the above requirements.

1.

The Fund's shares may be purchased through an intermediary that has entered into a dealer agreement with the Fund's distributor. The Fund has approved the acceptance of a purchase or redemption request effective as of the time of its receipt by such an authorized intermediary or its designee as long as the request is received by one of those entities prior to the Fund's closing time. These intermediaries may charge transaction fees. We reserve the right to adjust the closing time in certain circumstances.

Payment. Payment for Fund shares may be made as follows:

By Wire

Purchases into a new or existing account may be funded by using the following wire instructions:

State Street Bank & Trust
Boston, MA
Bank Routing Number: ABA 011000028
Wire Purchase Account: 9905-437-1
Attention: Wells Fargo Funds
(Name of Fund, Account Number and any applicable share class)
Account Name: Provide your name as registered on the Fund account or as included in your account application.

By Check	Make checks payable to Wells Fargo Funds.
By Exchange	Identify an identically registered Wells Fargo Fund account from which you wish to exchange (see "Exchanging Fund Shares" below for restrictions on exchanges).
By Electronic Funds Transfer ("EFT")	Additional purchases for existing accounts may be funded by EFT using your linked bank account.

All payments must be in U.S. dollars, and all checks and EFTs must be drawn on U.S. banks. You will be charged a $25.00 fee for every check or EFT that is returned to us as unpaid.
Form of Redemption Proceeds. You may request that your redemption proceeds be sent to you by check, by EFT into a linked bank account, or by wire to a linked bank account. Please call Investor Services at 1-800-222-8222 regarding the requirements for linking bank accounts or for wiring funds. Under normal circumstances, we expect to meet redemption requests either by using uninvested cash or cash equivalents or by using the proceeds from the sale of portfolio securities, at the discretion of the portfolio manager(s). The Wells Fargo Funds may also borrow through a bank line of credit for the purpose of meeting redemption requests, although we do not expect to draw funds from this source on a regular basis. In lieu of making cash payments, we reserve the right to determine in our sole discretion, including under stressed market conditions, to satisfy one or more redemption requests by making payments in securities. In such cases, we may meet all or part of a redemption request by making payment in securities equal in value to the amount of the redemption payable to you as permitted under the 1940 Act, and the rules thereunder, in which case the redeeming shareholder should expect to incur transaction costs upon the disposition of any securities received.
Timing of Redemption Proceeds. We normally will send out checks within one business day after we accept your request to redeem. We reserve the right to delay payment for up to seven days. If you wish to redeem shares purchased by check, by EFT or through the Automatic Investment Plan within seven days of purchase, you may be asked to resubmit your redemption request if your payment has not yet cleared. Payment of redemption proceeds may be delayed for longer than seven days under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders. Such extraordinary circumstances are discussed further in the Statement of Additional Information.
Retirement Plans and Other Products. If you purchased shares through a packaged investment product or retirement plan, read the directions for redeeming shares provided by the product or plan. There may be special requirements that supersede or are in addition to the requirements in this Prospectus.

Exchanging Fund Shares

Exchanges between two funds involve two transactions: (1) the redemption of shares of one fund; and (2) the purchase of shares of another. In general, the same rules and procedures described under "Buying and Selling Fund Shares" apply to exchanges. There are, however, additional policies and considerations you should keep in mind while making or considering an exchange:

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In general, exchanges may be made between like share classes of any fund in the Wells Fargo Funds complex offered to the general public for investment (i.e., a fund not closed to new accounts), with the following exceptions: (1) Class A shares of non-money market funds may also be exchanged for Service Class shares of any retail or government money market fund; (2) Service Class shares may be exchanged for Class A shares of any non-money market fund; and (3) no exchanges are allowed into institutional money market funds.

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If you make an exchange between Class A shares of a money market fund and Class A shares of a non-money market fund, you will buy the shares at the POP of the new fund unless you are otherwise eligible to buy shares at NAV.

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Same-fund exchanges between share classes are permitted subject to the following conditions: (1) the shareholder must meet the eligibility guidelines of the class being purchased in the exchange; (2) exchanges out of Class A and Class C shares would not be allowed if shares are subject to a CDSC; and (3) for non-money market funds, in order to exchange into Class A shares, the shareholder must be able to qualify to purchase Class A shares at NAV based on current Prospectus guidelines.

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An exchange request will be processed on the same business day, provided that both funds are open at the time the request is received. If one or both funds are closed, the exchange will be processed on the following business day.

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You should carefully read the Prospectus for the Fund into which you wish to exchange.

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Every exchange involves redeeming fund shares, which may produce a capital gain or loss for tax purposes.

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If you are making an initial investment into a fund through an exchange, you must exchange at least the minimum initial investment amount for the new fund, unless your balance has fallen below that amount due to investment performance.

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If you are making an additional investment into a fund that you already own through an exchange, you must exchange at least the minimum subsequent investment amount for the fund you are exchanging into.

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Class C share exchanges will not trigger a CDSC. The new shares received in the exchange will continue to age according to the original shares' CDSC schedule and will be charged the CDSC applicable to the original shares upon redemption.

Generally, we will notify you at least 60 days in advance of any changes in the above exchange policies.

Frequent Purchases and Redemptions of Fund Shares

Wells Fargo Funds reserves the right to reject any purchase or exchange order for any reason. Purchases or exchanges that a Fund determines could harm the Fund may be rejected.

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency, and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund's long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing some of the negative effects of excessive trading.

Wells Fargo Funds, other than the Adjustable Rate Government Fund, Conservative Income Fund, Ultra Short-Term Income Fund and Ultra Short-Term Municipal Income Fund ("Ultra-Short Funds") and the money market funds, (the "Covered Funds"). The Covered Funds are not designed to serve as vehicles for frequent trading. The Covered Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Covered Fund shareholders. The Board has approved the Covered Funds' policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Covered Fund by increasing expenses or lowering returns. In this regard, the Covered Funds take steps to avoid accommodating frequent purchases and redemptions of shares by Covered Fund shareholders. Funds Management monitors available shareholder trading information across all Covered Funds on a daily basis. If a shareholder redeems $5,000 or more (including redemptions that are part of an exchange transaction) from a Covered Fund, that shareholder is "blocked" from purchasing shares of that Covered Fund (including purchases that are part of an exchange transaction) for 30 calendar days after the redemption. This policy does not apply to:

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Money market funds;

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Ultra-Short Funds;

■

Dividend reinvestments;

■

Systematic investments or exchanges where the financial intermediary maintaining the shareholder account identifies the transaction as a systematic redemption or purchase at the time of the transaction;

■

Rebalancing transactions within certain asset allocation or "wrap" programs where the financial intermediary maintaining a shareholder account is able to identify the transaction as part of an asset allocation program approved by Funds Management;

■

Transactions initiated by a "fund of funds" or Section 529 Plan into an underlying fund investment;

■

Permitted exchanges between share classes of the same Fund;

■

Certain transactions involving participants in employer-sponsored retirement plans, including: participant withdrawals due to mandatory distributions, rollovers and hardships, withdrawals of shares acquired by participants through payroll deductions, and shares acquired or sold by a participant in connection with plan loans; and

■

Purchases below $5,000 (including purchases that are part of an exchange transaction).

The money market funds and the Ultra-Short Funds. Because the money market funds and Ultra-Short Funds are often used for short-term investments, they are designed to accommodate more frequent purchases and redemptions than the Covered Funds. As a result, the money market funds and Ultra-Short Funds do not anticipate that frequent purchases and redemptions, under normal circumstances, will have significant adverse consequences to the money market funds or Ultra-Short Funds or their shareholders. Although the money market funds and Ultra-Short Funds do not prohibit frequent trading, Funds Management will seek to prevent an investor from utilizing the money market funds and Ultra-Short Funds to facilitate frequent purchases and redemptions of shares in the Covered Funds in contravention of the policies and procedures adopted by the Covered Funds.

All Wells Fargo Funds. In addition, Funds Management reserves the right to accept purchases, redemptions and exchanges made in excess of applicable trading restrictions in designated accounts held by Funds Management or its affiliate that are used at all times exclusively for addressing operational matters related to shareholder accounts, such as testing of account functions, and are maintained at low balances that do not exceed specified dollar amount limitations.

In the event that an asset allocation or "wrap" program is unable to implement the policy outlined above, Funds Management may grant a program-level exception to this policy. A financial intermediary relying on the exception is required to provide Funds Management with specific information regarding its program and ongoing information about its program upon request.

A financial intermediary through whom you may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, a financial intermediary may on its own limit or permit trading activity of its customers who invest in Fund shares using standards different from the standards used by Funds Management and discussed in this Prospectus. Funds Management may permit a financial intermediary to enforce its own internal policies and procedures concerning frequent trading rather than the policies set forth above in instances where Funds Management reasonably believes that the intermediary's policies and procedures effectively discourage disruptive trading activity. If you purchase Fund shares through a financial intermediary, you should contact the intermediary for more information about whether and how restrictions or limitations on trading activity will be applied to your account.

Account Policies

Advance Notice of Large Transactions. We strongly urge you to make all purchases and redemptions of Fund shares as early in the day as possible and to notify us or your intermediary at least one day in advance of transactions in Fund shares in excess of $5 million. This will help us to manage the Funds most effectively. When you give this advance notice, please provide your name and account number.

Householding. To help keep Fund expenses low, a single copy of a Prospectus or shareholder report may be sent to shareholders of the same household. If your household currently receives a single copy of a Prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your financial professional.

Retirement Accounts. We offer a variety of retirement account types for individuals and small businesses. There may be special distribution requirements for a retirement account, such as required distributions or mandatory Federal income tax withholdings. For more information about the retirement accounts listed below, including any distribution requirements, call Investor Services at 1-800-222-8222. For retirement accounts held directly with a Fund, certain fees may apply including an annual account maintenance fee.

The retirement accounts available for individuals and small businesses are:

■

Individual Retirement Accounts, including Traditional IRAs and Roth IRAs.

■

Small business retirement accounts, including Simple IRAs and SEP IRAs.

Small Account Redemptions. We reserve the right to redeem accounts that have values that fall below a Fund's minimum initial investment amount due to shareholder redemptions (as opposed to market movement). Before doing so, we will give you approximately 60 days to bring your account value above the Fund's minimum initial investment amount. Please call Investor Services at 1-800-222-8222 or contact your financial professional for further details.

Transaction Authorizations. We may accept telephone, electronic, and clearing agency transaction instructions from anyone who represents that he or she is a shareholder and provides reasonable confirmation of his or her identity. Neither we nor Wells Fargo Funds will be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through our website, we may assign personal identification numbers (PINs) and you will need to create a login ID and password for account access. To safeguard your account, please keep these credentials confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your online access credentials.

Identity Verification. We are required by law to obtain from you certain personal information that will be used to verify your identity. If you do not provide the information, we will not be able to open your account. In the rare event that we are unable to verify your identity as required by law, we reserve the right to redeem your account at the current NAV of the Fund's shares. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

Right to Freeze Accounts, Suspend Account Services or Reject or Terminate an Investment. We reserve the right, to the extent permitted by law and/or regulations, to freeze any account or suspend account services when we have received reasonable notice (written or otherwise) of a dispute between registered or beneficial account owners or when we believe a fraudulent transaction may occur or has occurred. Additionally, we reserve the right to reject any purchase or exchange request and to terminate a shareholder's investment, including closing the shareholder's account.

Distributions

The International Equity Fund, generally makes distributions of any net investment income and any realized net capital gains at least annually. The Emerging Markets Equity Income Fund generally distributes net investment income monthly. The amount distributed in a month may either be less than the amount earned in that month or more than the amount earned in that month if it includes amounts earned in a previous month but retained for later distribution. The Emerging Markets Equity Income Fund generally distributes net capital gains, if any, at least annually. Please contact your institution for distribution options. Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

We offer the following distribution options. To change your current option for payment of distributions, please call Investor Services at 1-800-222-8222.

■

Automatic Reinvestment Option—Allows you to use distributions to buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the distribution is paid. This option is automatically assigned to your account unless you specify another option.

■

Check Payment Option—Allows you to receive distributions via checks mailed to your address of record or to another name and address which you have specified in written instructions. A Medallion Guarantee may also be required. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

■

Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through EFT. The bank account must be linked to your Wells Fargo Fund account. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

■

Directed Distribution Purchase Option—Allows you to buy shares of a different Wells Fargo Fund of the same share class. The new shares are purchased at NAV generally on the day the distribution is paid. In order to use this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum investment amounts in both Funds prior to using this option.

You are eligible to earn distributions beginning on the business day after the Fund's transfer agent or an authorized intermediary receives your purchase request in good order.

Other Information

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting a Fund and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

The Fund elected to be treated and intends to qualify each year as a regulated investment company ("RIC"). A RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders. However, the Fund's failure to qualify as a RIC would result in corporate level taxation, and consequently, a reduction in income available for distribution to you as a shareholder.

We will pass on to a Fund's shareholders substantially all of the Fund's net investment income and realized net capital gains, if any. Distributions from a Fund's ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund's net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced tax rates on qualified dividend income, if any, distributed by the Fund.

Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

Individual taxpayers are subject to a maximum tax rate of 37% on ordinary income and a maximum tax rate on long-term capital gains and qualified dividends of 20%. For U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly), a 3.8% Medicare contribution tax will apply on "net investment income," including interest, dividends, and capital gains. Corporations are subject to tax on all income and gain at a maximum tax rate of 21%. However, a RIC is not subject to tax at the corporate level on income and gains from investments that are distributed in a timely manner to shareholders.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and distributes the gain. The Fund has built up, or has the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

When you receive a distribution from a Fund or redeem shares, you may be subject to backup withholding.

Financial Highlights

The following tables are intended to help you understand a Fund's financial performance for the past five years (or since inception, if shorter). Certain information reflects financial results for a single Fund share. Total returns represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all distributions). The information in the following tables has been derived from the Funds' financial statements, which have been audited by KPMG LLP, the Funds' independent registered public accounting firm, whose report, along with each Fund's financial statements, is also included in each Fund's annual report, a copy of which is available upon request.

Asia Pacific Fund

For a share outstanding throughout each period

	Year ended October 31
Institutional Class	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.89	$11.73	$12.00	$11.55	$10.05
Net investment income	0.21	0.13	0.15 [1]	0.14 [1]	0.18 [1]
Net realized and unrealized gains (losses) on investments	2.85	0.30	(0.23)	0.65	1.74
Total from investment operations	3.06	0.43	(0.08)	0.79	1.92
Distributions to shareholders from
Net investment income	(0.20)	(0.27)	(0.19)	(0.34)	(0.42)
Net asset value, end of period	$14.75	$11.89	$11.73	$12.00	$11.55
Total return	26.25%	3.83%	(0.65)%	6.99%	19.70%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.36%	1.36%	1.27%	1.33%
Net expenses	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment income	1.11%	1.28%	1.27%	1.15%	1.62%
Supplemental data
Portfolio turnover rate	63%	52%	113%	113%	187%
Net assets, end of period (000s omitted)	$34,022	$10,237	$11,034	$502	$129
1.	Calculated based upon average shares outstanding

Diversified International Fund

For a share outstanding throughout each period

	Year ended October 31
Institutional Class	2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.61	$11.14	$11.50	$11.79	$10.20
Net investment income	0.23 [1]	0.23 [1]	0.17 [1]	0.26 [1]	0.20 [1]
Net realized and unrealized gains (losses) on investments	2.25	(0.63)	(0.20)	(0.27)	2.37
Total from investment operations	2.48	(0.40)	(0.03)	(0.01)	2.57
Distributions to shareholders from
Net investment income	(0.25)	(0.13)	(0.33)	(0.28)	(0.98)
Net asset value, end of period	$12.84	$10.61	$11.14	$11.50	$11.79
Total return	23.91%	(3.63)%	(0.23)%	(0.18)%	27.28%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.46%	1.47%	1.33%	1.50%
Net expenses	0.99%	0.99%	0.99%	0.99%	0.99%
Net investment income	2.02%	2.16%	1.45%	2.23%	1.94%
Supplemental data
Portfolio turnover rate	42%	50%	31%	33%	40%
Net assets, end of period (000s omitted)	$8,146	$24,328	$7,106	$2,683	$2,406
1.	Calculated based upon average shares outstanding

Emerging Markets Equity Fund

For a share outstanding throughout each period

	Year ended October 31
Institutional Class	2017	2016	2015	2014	2013
Net asset value, beginning of period	$21.46	$18.99	$22.52	$22.86	$21.50
Net investment income	0.19 [1]	0.20 [1]	0.17	0.15	0.11
Net realized and unrealized gains (losses) on investments	4.55	2.49	(3.45)	(0.40)	1.40
Total from investment operations	4.74	2.69	(3.28)	(0.25)	1.51
Distributions to shareholders from
Net investment income	(0.21)	(0.22)	(0.25)	(0.09)	(0.15)
Net asset value, end of period	$25.99	$21.46	$18.99	$22.52	$22.86
Total return	22.42%	14.40%	(14.66)%	(1.09)%	7.07%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.31%	1.24%	1.21%	1.22%
Net expenses	1.20%	1.22%	1.22%	1.21%	1.22%
Net investment income	0.82%	1.04%	0.82%	0.77%	0.57%
Supplemental data
Portfolio turnover rate	13%	8%	8%	7%	13%
Net assets, end of period (000s omitted)	$3,423,366	$1,826,097	$2,146,675	$2,900,353	$2,183,281
1.	Calculated based upon average shares outstanding

Emerging Markets Equity Income Fund

For a share outstanding throughout each period

	Year ended October 31
Institutional Class	2017	2016	2015	2014	2013
Net asset value, beginning of period	$10.30	$9.98	$11.34	$11.79	$11.17
Net investment income	0.25	0.27 [1]	0.25 [1]	0.35	0.34
Net realized and unrealized gains (losses) on investments	1.39	0.30	(1.36)	(0.07)	0.89
Total from investment operations	1.64	0.57	(1.11)	0.28	1.23
Distributions to shareholders from
Net investment income	(0.24)	(0.25)	(0.25)	(0.36)	(0.38)
Net realized gains	0.00	0.00	0.00	(0.37)	(0.23)
Total distributions to shareholders	(0.24)	(0.25)	(0.25)	(0.73)	(0.61)
Net asset value, end of period	$11.70	$10.30	$9.98	$11.34	$11.79
Total return	16.11%	5.84%	(9.95)%	2.52%	11.32%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.45%	1.51%	1.62%	2.74%
Net expenses	1.23%	1.25%	1.25%	1.25%	1.25%
Net investment income	2.32%	2.75%	2.41%	3.69%	2.88%
Supplemental data
Portfolio turnover rate	80%	64%	84%	91%	85%
Net assets, end of period (000s omitted)	$514,624	$426,801	$132,918	$35,114	$6,077
1.	Calculated based upon average shares outstanding.

Global Small Cap Fund

For a share outstanding throughout each period

	Year ended October 31
Institutional Class	2017	2016	2015	2014	2013
Net asset value, beginning of period	$40.08	$38.63	$44.67	$44.05	$34.25
Net investment income	0.38	0.45	0.20	0.15	0.32 [1]
Net realized and unrealized gains (losses) on investments	10.06	3.00	0.72	0.96	9.86
Total from investment operations	10.44	3.45	0.92	1.11	10.18
Distributions to shareholders from
Net investment income	(0.49)	(0.41)	(0.22)	(0.49)	(0.38)
Net realized gains	(2.35)	(1.59)	(6.74)	0.00	0.00
Total distributions to shareholders	(2.84)	(2.00)	(6.96)	(0.49)	(0.38)
Net asset value, end of period	$47.68	$40.08	$38.63	$44.67	$44.05
Total return	27.38%	9.56%	2.53%	2.48%	30.06%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.18%	1.14%	1.16%
Net expenses	1.15%	1.15%	1.15%	1.14%	1.15%
Net investment income	1.01%	1.20%	0.66%	0.47%	0.83%
Supplemental data
Portfolio turnover rate	70%	70%	42%	66%	59%
Net assets, end of period (000s omitted)	$41,087	$12,531	$10,369	$5,284	$2,151
1.	Calculated based upon average shares outstanding

International Equity Fund

For a share outstanding throughout each period

	Year ended October 31
Institutional Class	2017	2016	2015	2014	2013
Net asset value, beginning of period	$11.05	$11.49	$11.25	$11.96	$9.76
Net investment income	0.28 [1]	0.23	0.19 [1]	0.37 [1]	0.24 [1]
Net realized and unrealized gains (losses) on investments	2.43	(0.52)	0.58	(0.77)	2.26
Total from investment operations	2.71	(0.29)	0.77	(0.40)	2.50
Distributions to shareholders from
Net investment income	(0.36)	(0.15)	(0.53)	(0.31)	(0.30)
Net asset value, end of period	$13.40	$11.05	$11.49	$11.25	$11.96
Total return	25.21%	(2.48)%	7.07%	(3.53)%	26.31%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.15%	1.10%	1.13%
Net expenses	0.89%	0.87%	0.84%	0.84%	0.84%
Net investment income	2.28%	2.27%	1.67%	3.18%	2.29%
Supplemental data
Portfolio turnover rate	59%	65%	27%	32%	38%
Net assets, end of period (000s omitted)	$236,946	$182,639	$192,799	$63,766	$82,982
1.	Calculated based upon average shares outstanding

Intrinsic World Equity Fund

For a share outstanding throughout each period

	Year ended October 31
Institutional Class	2017	2016	2015	2014	2013
Net asset value, beginning of period	$19.51	$22.83	$22.40	$21.87	$17.93
Net investment income	0.27	0.26	0.28	0.25 [1]	0.26 [1]
Net realized and unrealized gains (losses) on investments	4.53	(0.80)	0.75	0.60	4.02
Total from investment operations	4.80	(0.54)	1.03	0.85	4.28
Distributions to shareholders from
Net investment income	(0.31)	(0.32)	(0.23)	(0.32)	(0.34)
Net realized gains	(0.95)	(2.46)	(0.37)	0.00	0.00
Total distributions to shareholders	(1.26)	(2.78)	(0.60)	(0.32)	(0.34)
Net asset value, end of period	$23.05	$19.51	$22.83	$22.40	$21.87
Total return	25.92%	(2.13)%	4.72%	3.90%	24.28%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.13%	1.09%	1.04%	1.06%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.28%	1.47%	1.23%	1.11%	1.32%
Supplemental data
Portfolio turnover rate	21%	23%	32%	23%	22%
Net assets, end of period (000s omitted)	$6,681	$4,357	$5,058	$3,179	$2,352
1.	Calculated based upon average shares outstanding

FOR MORE INFORMATION

More information on a Fund is available free upon request,
including the following documents:

Statement of Additional Information ("SAI")
 Supplements the disclosures made by this Prospectus.
The SAI, which has been filed with the SEC, is
incorporated by reference into this Prospectus and
therefore is legally part of this Prospectus.

Annual/Semi-Annual Reports
Provide financial and other important information,
including a discussion of the market conditions
and investment strategies that significantly affected
Fund performance over the reporting period.

To obtain copies of the above documents or for more
information about Wells Fargo Funds, contact us:

By telephone:
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

By e-mail: fundservice@wellsfargo.com

By mail:
Wells Fargo Funds
P.O. Box 8266
Boston, MA 02266-8266

Online:
wellsfargofunds.com

From the SEC:
Visit the SEC's Public Reference Room in Washington,
DC (phone 1-202-551-8090 for operational
information for the SEC's Public Reference Room) or
the SEC's website at sec.gov.

To obtain information for a fee, write or email:
SEC's Public Reference Section
100 "F" Street, NE
Washington, DC 20549-0102
publicinfo@sec.gov

The Wells Fargo Funds are distributed by
Wells Fargo Funds Distributor, LLC, a member of FINRA,
and an affiliate of Wells Fargo & Company.

© 2018 Wells Fargo Funds Management, LLC. All rights reserved	038IEIT/P304 ICA Reg. No. 811-09253
© 2018 Wells Fargo Funds Management, LLC. All rights reserved	038IEIT/P304 ICA Reg. No. 811-09253